Note 14 - Stock-based Compensation - Restricted Stock Weighted Average Grant Date Fair Value (Details) - $ / shares	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Non Vested at September 30, 2021 and 2020 (in dollars per share)	$ 20.00	$ 0
Awarded (in dollars per share)	20.00	26.00
Vested (in dollars per share)	(20.00)	(26.00)
Vested (in dollars per share)		(32.00)
Forfeited (in dollars per share)		0
Non Vested at September 30, 2022 and 2021 (in dollars per share)	$ 18.00	$ 20.00